Supplemental Cash Flow Information (Tables)	12 Months Ended
Dec. 31, 2018
Supplemental Cash Flow Elements [Abstract]
Components of Change in Other Assets and Liabilities, Net

The components of the change in other assets and liabilities, net, are as follows:

years ended December 31

(add 000)	2018	2017	2016
Other current and noncurrent assets	$(34,252)	$(19,424)	$9,171
Accrued salaries, benefits and payroll taxes	12,186	136	16,942
Accrued insurance and other taxes	(1,416)	4,866	(2,688)
Accrued income taxes	(10,336)	(11,044)	(12,523)
Accrued pension, postretirement and postemployment benefits	(133,153)	1,980	(15,955)
Other current and noncurrent liabilities	(12,972)	38,105	(6,053)
Change in other assets and liabilities, net	$(179,943)	$14,619	$(11,106)

Schedule Of Other Significant Noncash Transactions

Noncash investing and financing activities are as follows:

years ended December 31

(add 000)	2018	2017	2016
Accrued liabilities for purchases of property, plant and equipment	$66,985	$61,644	$38,566
Acquisition of assets through capital lease	$1,148	$811	$1,399
Acquisition of assets through asset exchange	$-	$2,476	$-
Sale of asset to settle liability	$-	$900	$-

Supplemental Disclosures of Cash Flow Information

Supplemental disclosures of cash flow information are as follows:

years ended December 31

(add 000)	2018	2017	2016
Cash paid for interest	$137,239	$78,902	$73,664
Cash paid for income taxes	$28,860	$155,771	$124,342